Deferred tax, Type of Temporary Difference (Details) - USD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Unrecognize deferred tax assets due to temporary difference [Abstract]
Losses	$ 2,513.3	$ 2,484.9
Credits	41.8	215.9
Other	23.9	49.6
Total	2,579.0	2,750.4
Expiration: 2020 [Member]
Unrecognize deferred tax assets due to temporary difference [Abstract]
Losses	56.3	35.2
Credits	3.5	2.2
Other	0.0	1.9
Total	59.8	39.3
Expiration: 2021 [Member]
Unrecognize deferred tax assets due to temporary difference [Abstract]
Losses	99.2	66.1
Credits	3.6	4.4
Other	0.0	0.0
Total	102.8	70.5
Expiration: 2022 [Member]
Unrecognize deferred tax assets due to temporary difference [Abstract]
Losses	40.1	99.2
Credits	2.1	4.0
Other	0.0	0.0
Total	42.2	103.2
Expiration: 2023 [Member]
Unrecognize deferred tax assets due to temporary difference [Abstract]
Losses	33.6	37.5
Credits	1.3	2.4
Other	0.0	0.0
Total	34.9	39.9
Expiration: 2024 [Member]
Unrecognize deferred tax assets due to temporary difference [Abstract]
Losses	41.8	33.6
Credits	0.7	1.3
Other	0.0	0.0
Total	42.5	34.9
Thereafter [Member]
Unrecognize deferred tax assets due to temporary difference [Abstract]
Losses	2,191.6	2,117.7
Credits	1.7	5.2
Other	0.0	0.0
Total	2,193.3	2,122.9
No Expiry [Member]
Unrecognize deferred tax assets due to temporary difference [Abstract]
Losses	50.7	95.6
Credits	28.9	196.4
Other	23.9	47.7
Total	$ 103.5	$ 339.7